Expenses by Nature	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Expenses by Nature	Expenses by Nature
Fuel, Purchased Power and Operations, Maintenance and Administration ("OM&A")
Fuel and purchased power and OM&A expenses classified by nature are as follows:

Year ended Dec. 31	2023		2022		2021
	Fuel and purchased power	OM&A	Fuel and purchased power	OM&A	Fuel and purchased power	OM&A
Gas fuel costs	384	—	578	—	306	—
Coal fuel costs(1)	177	—	146	—	164	—
Royalty, land lease, other direct costs	25	—	25	—	19	—
Purchased power	474	—	514	—	339	—
Mine depreciation(2)	—	—	—	—	190	—
Salaries and benefits	—	254	—	263	36	234
Other operating expenses(3)	—	285	—	258	—	277
Total	1,060	539	1,263	521	1,054	511
(1)Included in coal fuel costs for 2021 was $17 million related to the impairment of coal inventory.
(2)Included in mine depreciation for 2021 was $48 million related to mine depreciation that was initially recorded in the standard cost of coal inventory and then subsequently written down during 2021.
(3)Included in OM&A costs for 2023 was $14 million related to the write-down of parts and material inventory related to our natural-gas-fired facilities. Included in OM&A costs for 2021 was $28 million related to the write-down of parts and material inventory related to the Highvale mine and coal operations at our natural gas converted facilities.